CONTINGENT CONSIDERATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
CONTINGENT CONSIDERATION	CONTINGENT CONSIDERATION
Total contingent consideration as of December 31, 2021 and December 31, 2020 amounted to $7.3 million and $10.7 million, respectively. Dole’s contingent consideration represents the provision for the net present value of the amounts expected to be payable for acquisitions which are subject to earn-out arrangements and is expected to be paid between 2022 and 2028.
A rollforward of contingent consideration for the years ended December 31, 2021 and December 31, 2020 was as follows:

Amount

(U.S. Dollars in thousands)
Balance as of December 31, 2019	$16,667
Payments	(7,729)
Additions	658
Remeasurement loss	519
Foreign exchange impact	583
Balance as of December 31, 2020	10,698
Payments	(5,031)
Additions	944
Remeasurement loss	1,036
Foreign exchange impact	(387)
Balance as of December 31, 2021	$7,260